Offsets	Dec. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94255
Initial Filing Date	Oct. 01, 2024
Fee Offset Claimed	$ 3,178.36
Explanation for Claimed Amount	An aggregate fee of $1,477.81 was paid with the filing of the Schedule TO-I by the Company (File No. 005 94255) on October 1, 2024 (the "October 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the October 2024 Schedule TO-I filed on November 7, 2024, was $0.00, as no shares were tendered in connection with the related tender offer, leaving the aggregate fee in the amount of $1,477.81 remaining from the October 2024 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the aggregate fee in the amount of $1,477.81 paid in connection with the October 2024 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I. An aggregate fee of $566.46 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94255) on January 24, 2025 (the "January 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the January 2025 Schedule TO-I filed on March 4, 2025, was $0.00, as no shares were tendered in connection with the related tender offer, leaving the aggregate fee in the amount of $566.46 remaining from the January 2025 Schedule TO-I for future offset claims. Pursuant to Rule 0 11(a)(2) under the Exchange Act, the aggregate fee in the amount of $566.46 paid in connection with the January 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I. An aggregate fee of $683.83 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94255) on April 1, 2025 (the "April 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the April 2025 Schedule TO-I filed on May 5, 2025, was $16.53, leaving $667.30 of filing fees remaining from the April 2025 Schedule TO I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $667.30 filing fee paid in connection with the April 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I. An aggregate fee of $296.89 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94255) on July 1, 2025 (the "July 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the July 2025 Schedule TO-I filed on August 8, 2025, was $39.73, leaving $257.16 of filing fees remaining from the July 2025 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $257.16 filing fee paid in connection with the July 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I. An aggregate fee of $398.80 was paid with the filing of the Schedule TO-I by the Company (File No. 005-9455) on October 1, 2025 (the "October 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the October 2025 Schedule TO-I filed on November 4, 2025, was $189.17, leaving $209.63 of filing fees remaining from the October 2025 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $209.63 filing fee paid in connection with the October 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jefferies Credit Partners BDC Inc.
Form or Filing Type	SC TO
File Number	005-94255
Filing Date	Oct. 01, 2024
Fee Paid with Fee Offset Source	$ 1,477.81
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jefferies Credit Partners BDC Inc.
Form or Filing Type	SC TO
File Number	005-94255
Filing Date	Jan. 24, 2025
Fee Paid with Fee Offset Source	$ 566.46
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jefferies Credit Partners BDC Inc.
Form or Filing Type	SC TO
File Number	005-94255
Filing Date	Apr. 01, 2025
Fee Paid with Fee Offset Source	$ 667.30
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jefferies Credit Partners BDC Inc.
Form or Filing Type	SC TO
File Number	005-94255
Filing Date	Jul. 01, 2025
Fee Paid with Fee Offset Source	$ 257.16
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jefferies Credit Partners BDC Inc.
Form or Filing Type	SC TO
File Number	005-94255
Filing Date	Oct. 01, 2025
Fee Paid with Fee Offset Source	$ 209.63